Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 147,035	[1]	£ 127,950
Trading portfolio liabilities	(54,169)	[1]	(47,405)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	50,864		56,482
Trading portfolio liabilities	(34,957)		(30,102)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,113		62,192
Trading portfolio liabilities	(19,212)		(17,303)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,525		8,348
Trading portfolio liabilities	0		0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	533		928
Trading portfolio liabilities	£ 0		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.